Vanguard Mid-Cap Growth Fund
Supplement Dated December 19, 2022, to the Prospectus and Summary Prospectus Dated February 25, 2022
Restructuring of the Investment Advisory Team
The Board of Trustees of Vanguard Whitehall Funds, on behalf of Vanguard Mid-Cap Growth Fund (the Fund), has approved a restructuring of the Fund’s investment advisory team. Victory Capital Management Inc. (Victory Capital), which served as an investment advisor to the Fund through its RS Investments franchise, has been removed from the team. All references to Victory Capital and all other details and descriptions regarding Victory Capital’s management of certain assets of the Fund in the Prospectus and Summary Prospectus are deleted in their entirety.
Frontier Capital Management Co., LLC and Wellington Management Company LLP remain as advisors of the Fund, and assets of the Fund previously managed by Victory Capital will be reallocated accordingly. The Fund’s investment objective, principal investment strategies, and policies remain unchanged.

© 2022 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 301A 122022

Vanguard Whitehall Funds

Supplement Dated December 19, 2022, to the Statement of Additional Information Dated February 25, 2022
Restructuring of the Investment Advisory Team for Vanguard Mid-Cap Growth Fund
The Board of Trustees of Vanguard Whitehall Funds, on behalf of Vanguard Mid-Cap Growth Fund (the Fund), has approved a restructuring of the Fund’s investment advisory team. Victory Capital Management Inc. (Victory Capital), which served as an investment advisor to the Fund through its RS Investments franchise, has been removed from the team. All references to Victory Capital and all other details and descriptions regarding Victory Capital’s management of certain assets of the Fund in the Statement of Additional Information are deleted in their entirety.
Frontier Capital Management Co., LLC and Wellington Management Company LLP remain as advisors of the Fund, and assets of the Fund previously managed by Victory Capital will be reallocated accordingly. The Fund’s investment objective, principal investment strategies, and policies remain unchanged.
Statement of Additional Information Text Changes
In the Investment Advisory and Other Services section, the introductory text on page B-44 is revised to state that the Trust currently uses nine investment advisors and to add the following sentence:
Victory Capital Management Inc., through its RS Investments franchise, provided investment advisory services for a portion of Vanguard Mid-Cap Growth Fund from 2016 until December 2022.
© 2022 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 934C 122022